Related Party Transactions	3 Months Ended
Nov. 30, 2013
Related Party Transactions [Abstract]
Related Party Transactions and Contigencies

NOTE 12 — RELATED PARTY TRANSACTIONS

FINANCING WITH RELATED PARTIES:

During the three months ended November 30, 2013 and 2012, the Company entered into financing agreements with related parties of the Company. Please see Note 8 for further descriptions of these transactions.